March 16, 2018

Supplement

SUPPLEMENT DATED MARCH 16, 2018 TO THE SUMMARY PROSPECTUS AND PROSPECTUS OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
THE INCOME PLUS PORTFOLIO
(the "Fund")
CLASS X
Dated May 1, 2017

Effective March 19, 2018, Mikhael Breiterman-Loader will no longer serve as a portfolio manager to the Fund. Accordingly, effective March 19, 2018, all references to Mr. Breiterman-Loader will be removed from the Fund's Summary Prospectus and Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.